PROVISIONS	12 Months Ended
Dec. 31, 2018
PROVISIONS
PROVISIONS

13.           PROVISIONS

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2018	$861.4	$35.6	$897.0
Additions	53.7	12.2	65.9
Reductions	(24.0)	(12.9)	(36.9)
Reclamation spending	(58.1)	—	(58.1)
Accretion	29.1	—	29.1
Reclamation recovery	(8.0)	—	(8.0)
Balance at December 31, 2018	$854.1	$34.9	$889.0

Current portion	63.6	9.0	72.6
Non-current portion	790.5	25.9	816.4
	$854.1	$34.9	$889.0

(i)           Reclamation and remediation obligations

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. Reclamation and remediation obligations arise throughout the life of each mine. The Company estimates future reclamation costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. The above table details the items that affect the reclamation and remediation obligations.

Included in other operating expense for the year ended December 31, 2018 is an $8.0 million recovery (year ended December 31, 2017 - $11.4 million expense) reflecting revised estimated fair values of costs that support the reclamation and remediation obligations for properties that have been closed. The majority of the expenditures are expected to occur between 2019 and 2044. The discount rates used in estimating the site restoration cost obligation were between 2.5% and 12.3% for the year ended December 31, 2018 (year ended December 31, 2017 - 1.8% and 11.6%), and the inflation rate used was between 2.1% and 5.1% for the year ended December 31, 2018 (year ended December 31, 2017 - 1.8% and 5.0%).

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2018, letters of credit totaling $366.7 million (December 31, 2017 - $411.5 million) had been issued to various regulatory agencies to satisfy financial assurance requirements for this purpose. The letters of credit were issued against the Company’s Letter of Credit guarantee facility with EDC, the corporate revolving credit facility, and pursuant to arrangements with certain international banks. The Company is in compliance with all applicable requirements under these facilities. As at December 31, 2018, $264.4 million (December 31, 2017 - $254.7 million) of surety bonds were issued with respect to Kinross’ operations in the United States. The surety bonds were issued pursuant to arrangements with international insurance companies.